Derivatives Not Designated as Hedging Instruments Contract Amount (Detail) (Foreign exchange risk management, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 9,820	¥ 19,439
Foreign exchange forward contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	713	4,296
Foreign currency option contracts
Derivative [Line Items]
Derivatives Not Designated as Hedging Instruments Contract Amount	¥ 9,107	¥ 15,143